Discontinued Operations (Parenthetical) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, aggregate gains on sales of subsidiaries, business units, and rental properties	$ 173	¥ 14,393	¥ 14,056	¥ 19,653